Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Common Stocks – 30.3%
Aerospace & Defense – 0.1%
Airbus SE	19	$1,232
Arconic Inc*	151	2,425
BAE Systems PLC	432	2,787
CAE Inc	221	2,794
General Dynamics Corp	42	5,557
Huntington Ingalls Industries Inc	13	2,369
L3Harris Technologies Inc	22	3,963
Leonardo SpA	50	333
Meggitt PLC	620	2,245
Raytheon Co	36	4,721
Thales SA	15	1,259
		29,685
Air Freight & Logistics – 0.1%
Bollore SA	415	1,143
Deutsche Post AG	11	303
Expeditors International of Washington Inc	86	5,738
FedEx Corp	151	18,310
		25,494
Airlines – 0%
Alaska Air Group Inc	11	313
American Airlines Group Inc	222	2,706
ANA Holdings Inc	100	2,442
Delta Air Lines Inc	21	599
easyJet PLC	18	130
Southwest Airlines Co	306	10,897
United Airlines Holdings Inc*	118	3,723
		20,810
Auto Components – 0%
Aptiv PLC	113	5,564
Bridgestone Corp	100	3,078
Cie Generale des Etablissements Michelin SCA	24	2,136
NGK Spark Plug Co Ltd	100	1,408
Nokian Renkaat Oyj	218	5,289
Valeo SA	24	401
Yokohama Rubber Co Ltd	100	1,241
		19,117
Automobiles – 0%
Daimler AG	24	736
Ferrari NV	21	3,263
Fiat Chrysler Automobiles NV	243	1,751
Mitsubishi Motors Corp	300	850
Peugeot SA	132	1,759
Renault SA	186	3,611
Toyota Motor Corp	100	6,021
		17,991
Banks – 0.4%
Aozora Bank Ltd	200	3,814
Banco de Sabadell SA	9,902	5,086
Bank of East Asia Ltd	3,200	6,866
Bankia SA	1,720	1,920
Bankinter SA	562	2,063
Barclays PLC	676	785
Bendigo & Adelaide Bank Ltd	768	2,945
BOC Hong Kong Holdings Ltd	2,500	6,889
Chiba Bank Ltd	300	1,313
Citizens Financial Group Inc	381	7,167
Commerzbank AG	120	436
Commonwealth Bank of Australia	24	906
Concordia Financial Group Ltd	600	1,748
DNB ASA	273	3,067
Hang Seng Bank Ltd	1,500	25,559
Intesa Sanpaolo SpA	2,848	4,647
Japan Post Bank Co Ltd	2,500	23,102
KeyCorp	1,155	11,977
National Australia Bank Ltd	2,710	28,639
Oversea-Chinese Banking Corp Ltd	1,500	9,128
People's United Financial Inc	91	1,006
Raiffeisen Bank International AG	196	2,876
Regions Financial Corp	362	3,247

Shares or Principal Amounts		Value
Common Stocks – (continued)
Banks – (continued)
Seven Bank Ltd	2,000	$5,170
Shizuoka Bank Ltd	500	3,042
Standard Chartered PLC	101	557
Sumitomo Mitsui Financial Group Inc	200	4,860
Svenska Handelsbanken AB*	109	914
United Overseas Bank Ltd	400	5,480
Westpac Banking Corp	187	1,954
		177,163
Beverages – 0.1%
Brown-Forman Corp	335	18,596
Coca-Cola Amatil Ltd	390	2,155
Coca-Cola Bottlers Japan Holdings Inc	100	2,054
Coca-Cola Co	478	21,151
Coca-Cola HBC AG*	207	4,448
Davide Campari-Milano SpA	702	5,048
Heineken NV	86	7,196
Suntory Beverage & Food Ltd	100	3,785
Treasury Wine Estates Ltd	268	1,644
		66,077
Biotechnology – 0.3%
AbbVie Inc	38	2,895
Alexion Pharmaceuticals Inc*	176	15,803
Amgen Inc	9	1,825
BeiGene Ltd (ADR)*	10	1,231
Biogen Inc*	46	14,553
CSL Ltd	40	7,254
Gilead Sciences Inc	769	57,490
Grifols SA	560	19,068
Incyte Corp*	168	12,303
Vertex Pharmaceuticals Inc*	62	14,753
		147,175
Building Products – 0.1%
Allegion PLC	154	14,171
AO Smith Corp	155	5,861
Cie de Saint-Gobain	6	146
Masco Corp	58	2,005
		22,183
Capital Markets – 0.3%
3i Group PLC	131	1,282
ASX Ltd	96	4,628
BlackRock Inc	4	1,760
CI Financial Corp	138	1,370
CME Group Inc	54	9,337
Deutsche Boerse AG	19	2,609
E*TRADE Financial Corp	266	9,129
Franklin Resources Inc	126	2,103
Hong Kong Exchanges & Clearing Ltd	500	15,016
Invesco Ltd	224	2,034
Japan Exchange Group Inc	400	7,069
London Stock Exchange Group PLC	89	8,017
MSCI Inc	21	6,068
Nasdaq Inc	351	33,327
Partners Group Holding AG	17	11,763
S&P Global Inc	70	17,153
Schroders PLC	110	3,378
Singapore Exchange Ltd	2,000	12,882
State Street Corp	58	3,090
		152,015
Chemicals – 0.4%
Air Liquide SA	100	12,814
Air Products & Chemicals Inc	6	1,198
Air Water Inc	100	1,376
Albemarle Corp#	62	3,495
BASF SE	127	6,137
Celanese Corp	143	10,495
CF Industries Holdings Inc	136	3,699
Clariant AG*	728	12,250
Covestro AG (144A)	74	2,298
Daicel Corp	300	2,191
DuPont de Nemours Inc	49	1,671
Eastman Chemical Co	83	3,866
Ecolab Inc	65	10,129
Evonik Industries AG	124	2,647

Shares or Principal Amounts		Value
Common Stocks – (continued)
Chemicals – (continued)
FMC Corp	153	$12,499
Givaudan SA	6	18,610
Incitec Pivot Ltd	1,749	2,227
International Flavors & Fragrances Inc#	45	4,594
JSR Corp	100	1,842
Kaneka Corp	100	2,395
Kansai Paint Co Ltd	100	1,907
LANXESS AG	29	1,161
Mitsubishi Gas Chemical Co Inc	200	2,173
Mosaic Co	311	3,365
Nissan Chemical Corp	100	3,643
Orica Ltd	187	1,754
Sherwin-Williams Co	10	4,595
Showa Denko KK	100	2,068
Sumitomo Chemical Co Ltd	700	2,078
Symrise AG	41	3,882
Teijin Ltd	200	3,389
Tosoh Corp	300	3,414
Umicore SA	103	3,601
Yara International ASA	419	13,278
		166,741
Commercial Services & Supplies – 0.1%
Brambles Ltd	236	1,557
Cintas Corp	28	4,850
Copart Inc*	31	2,124
Edenred	111	4,644
G4S PLC	1,661	1,895
Rollins Inc	62	2,241
Toppan Printing Co Ltd	100	1,533
Waste Management Inc	78	7,220
		26,064
Communications Equipment – 0.1%
Arista Networks Inc*	35	7,089
Cisco Systems Inc	269	10,574
Nokia OYJ	6,053	18,991
Telefonaktiebolaget LM Ericsson*	554	4,525
		41,179
Construction & Engineering – 0%
Bouygues SA	123	3,608
CIMIC Group Ltd	87	1,239
Ferrovial SA	443	10,635
Jacobs Engineering Group Inc	20	1,585
Skanska AB*	40	610
		17,677
Construction Materials – 0.1%
Boral Ltd	1,457	1,821
HeidelbergCement AG	224	9,767
Imerys SA	79	1,987
James Hardie Industries PLC (CDI)	187	2,180
LafargeHolcim Ltd*	111	4,059
Martin Marietta Materials Inc	43	8,137
Taiheiyo Cement Corp	200	3,421
Vulcan Materials Co	66	7,133
		38,505
Consumer Finance – 0%
Acom Co Ltd	1,400	5,693
Synchrony Financial	77	1,239
		6,932
Containers & Packaging – 0.1%
Avery Dennison Corp	206	20,985
Ball Corp	57	3,686
CCL Industries Inc	309	9,397
International Paper Co	174	5,417
Packaging Corp of America	131	11,375
Sealed Air Corp	124	3,064
Westrock Co	44	1,243
		55,167
Distributors – 0%
LKQ Corp*	812	16,654
Diversified Consumer Services – 0%
Benesse Holdings Inc	100	2,547
H&R Block Inc	498	7,012
		9,559

Shares or Principal Amounts		Value
Common Stocks – (continued)
Diversified Financial Services – 0%
AMP Ltd*	3,148	$2,566
Berkshire Hathaway Inc*	11	2,011
Eurazeo SA	42	1,900
Groupe Bruxelles Lambert SA	9	708
Industrivarden AB	299	5,842
Wendel SA	37	2,959
		15,986
Diversified Telecommunication Services – 0.3%
AT&T Inc	2,367	68,998
BCE Inc	33	1,354
BT Group PLC	1,710	2,493
CenturyLink Inc	232	2,195
Deutsche Telekom AG*	33	437
Elisa OYJ	165	10,250
HKT Trust & HKT Ltd	2,000	2,715
Iliad SA	9	1,223
Koninklijke KPN NV	3,547	8,482
Orange SA	111	1,376
PCCW Ltd	8,000	4,396
Singapore Telecommunications Ltd	2,000	3,578
Swisscom AG (REG)	6	3,236
Telefonica Deutschland Holding AG	2,624	6,520
Telefonica SA	2,651	12,167
Telenor ASA	158	2,319
Telia Co AB	874	3,147
Telstra Corp Ltd	774	1,477
TELUS Corp	468	7,400
		143,763
Electric Utilities – 0.2%
American Electric Power Co Inc	188	15,036
AusNet Services	1,190	1,257
Chugoku Electric Power Co Inc	300	4,201
CLP Holdings Ltd	500	4,596
Duke Energy Corp	141	11,404
Electricite de France SA	266	2,097
Emera Inc	20	789
Endesa SA	134	2,868
Enel SpA	592	4,119
Eversource Energy	8	626
Exelon Corp	173	6,368
FirstEnergy Corp	63	2,524
Fortum Oyj*	76	1,117
Iberdrola SA	1,122	11,076
Kyushu Electric Power Co Inc	100	806
NextEra Energy Inc	21	5,053
Power Assets Holdings Ltd	1,500	8,937
PPL Corp	239	5,899
Red Electrica Corp SA	285	5,131
Southern Co	44	2,382
SSE PLC	199	3,211
Terna Rete Elettrica Nazionale SpA	1,317	8,344
Tohoku Electric Power Co Inc	100	966
Tokyo Electric Power Co Holdings Inc*	100	349
		109,156
Electrical Equipment – 0.1%
AMETEK Inc	159	11,451
Fuji Electric Co Ltd	100	2,263
Legrand SA	34	2,184
Melrose Industries PLC	1,403	1,584
Prysmian SpA	19	304
Rockwell Automation Inc	25	3,773
Siemens Gamesa Renewable Energy SA	468	7,040
		28,599
Electronic Equipment, Instruments & Components – 0.3%
Alps Alpine Co Ltd	100	969
Amphenol Corp	72	5,247
CDW Corp/DE	611	56,988
Hexagon AB	350	14,942
IPG Photonics Corp*	13	1,434
Keysight Technologies Inc*	199	16,652
Kyocera Corp	100	5,931
TE Connectivity Ltd	214	13,478

Shares or Principal Amounts		Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
Venture Corp Ltd	100	$951
		116,592
Energy Equipment & Services – 0.1%
Baker Hughes Co	650	6,825
Halliburton Co	682	4,672
National Oilwell Varco Inc	421	4,138
Schlumberger Ltd	632	8,526
TechnipFMC PLC	332	2,238
Tenaris SA	765	4,678
WorleyParsons Ltd	224	878
		31,955
Entertainment – 2.9%
Activision Blizzard Inc*	339	20,164
Electronic Arts Inc*	344	34,458
Konami Holdings Corp	100	3,066
Netflix Inc*	1,565	587,657
Take-Two Interactive Software Inc*	182	21,587
Ubisoft Entertainment SA*	25	1,843
Vivendi SA	622	13,342
Walt Disney Co	6,957	672,046
		1,354,163
Equity Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc	29	3,975
American Tower Corp	20	4,355
Apartment Investment & Management Co	86	3,023
Ascendas Real Estate Investment Trust	2,100	4,186
AvalonBay Communities Inc	43	6,328
Boston Properties Inc	22	2,029
British Land Co PLC	112	466
CapitaLand Commercial Trust	2,500	2,694
CapitaLand Mall Trust	1,400	1,765
Covivio	23	1,297
Dexus	367	2,094
Duke Realty Corp	80	2,590
Equity Residential	87	5,369
Essex Property Trust Inc	15	3,304
Extra Space Storage Inc	24	2,298
Federal Realty Investment Trust	50	3,730
Gecina SA	2	265
GPT Group	1,037	2,363
H&R Real Estate Investment Trust	173	1,098
Healthpeak Properties Inc	64	1,526
Klepierre SA	51	985
Macerich Co#	56	315
Mid-America Apartment Communities Inc	40	4,121
Mirvac Group	971	1,285
Nippon Building Fund Inc	1	6,720
Nippon Prologis REIT Inc	3	7,559
Nomura Real Estate Master Fund Inc	16	20,194
Public Storage	12	2,383
Regency Centers Corp	19	730
RioCan Real Estate Investment Trust	146	1,674
Scentre Group	3,331	3,297
Stockland	1,392	2,229
UDR Inc	88	3,216
Ventas Inc	102	2,734
Vornado Realty Trust	15	543
Weyerhaeuser Co	448	7,594
		120,334
Food & Staples Retailing – 0.2%
Alimentation Couche-Tard Inc	215	5,065
Dairy Farm International Holdings Ltd	100	460
George Weston Ltd	109	7,795
J Sainsbury PLC	1,132	2,947
Kroger Co	369	11,114
Loblaw Cos Ltd	140	7,218
METRO AG	731	6,325
Metro Inc/CN	241	9,747
Seven & i Holdings Co Ltd	100	3,303
Sundrug Co Ltd	100	3,210
Tesco PLC	332	940
Walgreens Boots Alliance Inc	310	14,182
Walmart Inc	26	2,954

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
Wm Morrison Supermarkets PLC	2,498	$5,502
Woolworths Group Ltd	426	9,305
		90,067
Food Products – 0.4%
Ajinomoto Co Inc	100	1,864
Associated British Foods PLC	172	3,859
Barry Callebaut AG (REG)	1	2,012
Calbee Inc	100	2,709
Campbell Soup Co	319	14,725
Conagra Brands Inc	180	5,281
Danone SA	56	3,611
Hershey Co	286	37,895
Hormel Foods Corp	630	29,383
Kellogg Co	325	19,497
Lamb Weston Holdings Inc	168	9,593
McCormick & Co Inc/MD	178	25,135
Nestle SA (REG)	120	12,373
Orkla ASA	815	6,985
Tyson Foods Inc	107	6,192
WH Group Ltd (144A)	1,000	929
Yakult Honsha Co Ltd	100	5,923
Yamazaki Baking Co Ltd	100	2,094
		190,060
Gas Utilities – 0.1%
APA Group	209	1,334
Hong Kong & China Gas Co Ltd	3,200	5,263
Naturgy Energy Group SA	422	7,468
Snam SpA	915	4,225
Toho Gas Co Ltd	100	4,567
Tokyo Gas Co Ltd	100	2,370
		25,227
Health Care Equipment & Supplies – 0.4%
Align Technology Inc*	8	1,392
Asahi Intecc Co Ltd	100	2,476
Baxter International Inc	276	22,408
Boston Scientific Corp*	372	12,138
Carl Zeiss Meditec AG*	107	10,393
Cooper Cos Inc	49	13,508
Hologic Inc*	958	33,626
IDEXX Laboratories Inc*	4	969
Intuitive Surgical Inc*	20	9,904
Koninklijke Philips NV	70	2,832
ResMed Inc	201	29,605
Smith & Nephew PLC	703	12,472
Sonova Holding AG (REG)	1	181
Straumann Holding AG	26	19,385
Teleflex Inc	41	12,007
Varian Medical Systems Inc*	112	11,498
Zimmer Biomet Holdings Inc	67	6,772
		201,566
Health Care Providers & Services – 0.4%
Alfresa Holdings Corp	100	1,866
Anthem Inc	12	2,724
Centene Corp*	114	6,773
CVS Health Corp	291	17,265
Fresenius Medical Care AG & Co KGaA	126	8,402
Fresenius SE & Co KGaA	475	17,845
Henry Schein Inc*	273	13,792
Laboratory Corp of America Holdings*	223	28,185
McKesson Corp	13	1,758
Medipal Holdings Corp	100	1,869
Quest Diagnostics Inc	372	29,872
Ramsay Health Care Ltd	118	4,133
Sonic Healthcare Ltd	298	4,461
UnitedHealth Group Inc	16	3,990
Universal Health Services Inc	188	18,627
		161,562
Health Care Technology – 0%
Cerner Corp	94	5,921
M3 Inc	100	2,956
		8,877
Hotels, Restaurants & Leisure – 2.1%
Accor SA	314	8,587

Shares or Principal Amounts		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Carnival PLC	8	$97
Chipotle Mexican Grill Inc*	30	19,632
Compass Group PLC	116	1,812
Crown Resorts Ltd	493	2,286
Darden Restaurants Inc	160	8,714
Flight Centre Travel Group Ltd	11	67
Flutter Entertainment PLC	88	7,975
Galaxy Entertainment Group Ltd	1,000	5,297
McDonald's Corp	5,266	870,733
MGM China Holdings Ltd	2,400	2,444
Restaurant Brands International Inc	163	6,569
Sands China Ltd	1,200	4,367
Starbucks Corp	86	5,654
Tabcorp Holdings Ltd	2,701	4,283
Whitbread PLC	26	973
Yum! Brands Inc	269	18,435
		967,925
Household Durables – 0.6%
DR Horton Inc	300	10,200
Husqvarna AB	755	3,799
Iida Group Holdings Co Ltd	100	1,385
Lennar Corp	337	12,873
Newell Brands Inc	301	3,997
NVR Inc*	10	25,691
Roku Inc*	2,620	229,198
Sekisui Chemical Co Ltd	200	2,653
		289,796
Household Products – 0.3%
Church & Dwight Co Inc	55	3,530
Clorox Co	331	57,346
Colgate-Palmolive Co	511	33,910
Henkel AG & Co KGaA	21	1,582
Kimberly-Clark Corp	344	43,987
Lion Corp	100	2,146
Pigeon Corp	100	3,839
Reckitt Benckiser Group PLC	133	10,205
		156,545
Independent Power and Renewable Electricity Producers – 0%
Electric Power Development Co Ltd	100	2,019
Uniper SE	377	9,459
		11,478
Industrial Conglomerates – 0.1%
CK Hutchison Holdings Ltd	1,500	10,060
Roper Technologies Inc	45	14,031
Smiths Group PLC	107	1,620
		25,711
Information Technology Services – 0.8%
Akamai Technologies Inc*	610	55,809
Alliance Data Systems Corp	173	5,821
Amadeus IT Group SA	109	5,168
Atos SE	138	9,335
Broadridge Financial Solutions Inc	352	33,380
Capgemini SA	65	5,497
CGI Inc*	76	4,115
Computershare Ltd	610	3,616
DXC Technology Co	303	3,954
Gartner Inc*	97	9,658
Global Payments Inc	195	28,125
International Business Machines Corp	51	5,657
Jack Henry & Associates Inc	417	64,735
Leidos Holdings Inc	117	10,723
NTT Data Corp	100	962
PayPal Holdings Inc*	345	33,030
VeriSign Inc*	287	51,686
Western Union Co	2,346	42,533
Worldline SA/France (144A)*	180	10,578
		384,382
Insurance – 0.6%
Aegon NV	309	784
Ageas	223	9,277
AIA Group Ltd	800	7,197
Allstate Corp	112	10,274
American International Group Inc	704	17,072

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – (continued)
Aon PLC	69	$11,388
Arthur J Gallagher & Co	281	22,904
Assicurazioni Generali SpA	409	5,570
Assurant Inc	97	10,097
Chubb Ltd	41	4,579
Cincinnati Financial Corp	194	14,637
Direct Line Insurance Group PLC	5,242	19,176
Everest Re Group Ltd	77	14,816
Gjensidige Forsikring ASA*	389	6,667
Great-West Lifeco Inc	237	4,095
Hartford Financial Services Group Inc	37	1,304
Insurance Australia Group Ltd	2,191	8,535
Intact Financial Corp	144	12,447
Japan Post Holdings Co Ltd	2,000	15,671
Legal & General Group PLC	243	581
Lincoln National Corp	173	4,553
Loews Corp	310	10,797
Mapfre SA	2,567	4,390
Marsh & McLennan Cos Inc	79	6,830
Medibank Pvt Ltd	1,847	3,013
MetLife Inc	118	3,607
MS&AD Insurance Group Holdings Inc	300	8,404
NN Group NV	37	999
Poste Italiane SpA (144A)	691	5,852
Power Corp of Canada	189	3,041
Progressive Corp	122	9,008
QBE Insurance Group Ltd	839	4,583
RSA Insurance Group PLC	1,286	6,683
Sampo Oyj	112	3,275
SCOR SE	319	7,027
Sony Financial Holdings Inc	300	5,072
Travelers Cos Inc	52	5,166
		289,371
Interactive Media & Services – 1.2%
Alphabet Inc - Class A*	221	256,786
Facebook Inc*	1,466	244,529
REA Group Ltd	15	706
TripAdvisor Inc	327	5,687
Twitter Inc*	1,983	48,702
Z Holdings Corp	100	322
		556,732
Internet & Direct Marketing Retail – 0.7%
Amazon.com Inc*	158	308,056
Booking Holdings Inc*	3	4,036
eBay Inc	973	29,248
Expedia Group Inc	41	2,307
Ocado Group PLC*	99	1,495
Rakuten Inc	100	759
		345,901
Leisure Products – 0.1%
Hasbro Inc	464	33,199
Sankyo Co Ltd	100	2,915
		36,114
Life Sciences Tools & Services – 0.1%
Illumina Inc*	33	9,013
IQVIA Holdings Inc*	11	1,186
Lonza Group AG*	11	4,578
Mettler-Toledo International Inc*	15	10,358
PerkinElmer Inc	136	10,238
Waters Corp*	51	9,285
		44,658
Machinery – 0.1%
Alfa Laval AB	186	3,226
ANDRITZ AG*	66	2,076
CNH Industrial NV	95	543
Dover Corp	83	6,967
Fortive Corp	278	15,343
Hino Motors Ltd	100	538
IDEX Corp	75	10,358
Ingersoll Rand Inc*	11	273
JTEKT Corp	100	679
Kone OYJ	115	6,525
Metso OYJ	104	2,480

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – (continued)
MISUMI Group Inc	100	$2,181
Nabtesco Corp	100	2,307
Sandvik AB	59	839
Schindler Holding AG	29	6,377
Snap-on Inc	37	4,026
Trane Technologies PLC	13	1,074
Wartsila OYJ Abp	234	1,719
Weir Group PLC	31	281
		67,812
Marine – 0%
Nippon Yusen KK	100	1,189
Media – 0.3%
Discovery Inc - Class A*,#	1,051	20,431
DISH Network Corp*	322	6,437
Eutelsat Communications SA	45	471
Hakuhodo DY Holdings Inc	100	1,009
Interpublic Group of Cos Inc	1,326	21,468
ITV PLC	1,660	1,372
JCDecaux SA	55	997
News Corp	3,298	29,600
Omnicom Group Inc	281	15,427
Pearson PLC	395	2,727
Publicis Groupe SA	126	3,614
RTL Group SA	189	6,382
SES SA	70	412
Shaw Communications Inc	219	3,553
Singapore Press Holdings Ltd	1,100	1,417
Telenet Group Holding NV	87	2,622
ViacomCBS Inc	959	13,436
		131,375
Metals & Mining – 0.3%
Agnico Eagle Mines Ltd	176	7,027
Anglo American PLC	58	1,013
Antofagasta PLC	453	4,321
Barrick Gold Corp	546	10,034
BHP Group Ltd	310	5,634
BlueScope Steel Ltd	247	1,347
Boliden AB	274	5,000
Evraz PLC	2,343	6,685
Fortescue Metals Group Ltd	306	1,868
Franco-Nevada Corp	48	4,797
Freeport-McMoRan Inc	845	5,704
Glencore PLC*	3,978	6,070
Hitachi Metals Ltd	200	2,106
Maruichi Steel Tube Ltd	100	2,409
Newcrest Mining Ltd	333	4,677
Newmont Goldcorp Corp	739	33,462
Nippon Steel Corp	100	857
Nucor Corp	156	5,619
Rio Tinto PLC	43	1,973
thyssenkrupp AG*	853	4,544
voestalpine AG	14	285
		115,432
Multiline Retail – 0.1%
Dollar Tree Inc*	61	4,482
Dollarama Inc	36	999
Harvey Norman Holdings Ltd	444	801
Isetan Mitsukoshi Holdings Ltd	200	1,166
J Front Retailing Co Ltd	100	831
Kohl's Corp	51	744
Macy's Inc#	579	2,843
Marks & Spencer Group PLC	2,463	3,024
Next PLC	68	3,424
Nordstrom Inc	247	3,789
Pan Pacific International Holdings Corp	100	1,899
Target Corp	225	20,918
Wesfarmers Ltd	333	7,168
		52,088
Multi-Utilities – 0.1%
AGL Energy Ltd	283	3,030
Atco Ltd/Canada	250	6,924
Canadian Utilities Ltd	190	4,542
Consolidated Edison Inc	95	7,410

Shares or Principal Amounts		Value
Common Stocks – (continued)
Multi-Utilities – (continued)
Dominion Energy Inc	89	$6,425
Public Service Enterprise Group Inc	292	13,114
RWE AG	9	241
Sempra Energy	33	3,729
Suez	161	1,640
Veolia Environnement SA	115	2,460
		49,515
Oil, Gas & Consumable Fuels – 0.7%
Apache Corp	163	681
BP PLC	4,103	17,451
Cabot Oil & Gas Corp	949	16,313
Caltex Australia Ltd	169	2,371
Canadian Natural Resources Ltd	50	684
Chevron Corp	11	797
Cimarex Energy Co	114	1,919
Concho Resources Inc	87	3,728
ConocoPhillips	560	17,248
Devon Energy Corp	291	2,011
Diamondback Energy Inc	119	3,118
Eni SpA	1,937	19,579
EOG Resources Inc	301	10,812
Equinor ASA	1,013	12,781
Exxon Mobil Corp	158	5,999
Hess Corp	154	5,128
Idemitsu Kosan Co Ltd	100	2,293
Imperial Oil Ltd	388	4,387
Keyera Corp	339	3,151
Kinder Morgan Inc/DE	2,430	33,826
Koninklijke Vopak NV	162	8,445
Lundin Petroleum AB	191	3,661
Marathon Oil Corp	1,152	3,790
Marathon Petroleum Corp	273	6,448
Neste Oyj	348	11,784
Occidental Petroleum Corp	790	9,148
Oil Search Ltd	845	1,285
OMV AG	544	15,032
Origin Energy Ltd	943	2,525
Ovintiv Inc	291	798
Phillips 66	93	4,989
Pioneer Natural Resources Co	154	10,803
Santos Ltd	549	1,190
Suncor Energy Inc	381	6,081
TC Energy Corp	637	28,317
TOTAL SA	298	11,553
Valero Energy Corp	131	5,942
Vermilion Energy Inc	317	973
Washington H Soul Pattinson & Co Ltd	178	1,850
Williams Cos Inc	550	7,782
Woodside Petroleum Ltd	260	2,896
		309,569
Paper & Forest Products – 0.1%
Mondi PLC	196	3,342
Stora Enso Oyj*	2,002	20,314
UPM-Kymmene Oyj	150	4,133
		27,789
Personal Products – 0%
Coty Inc	342	1,765
Pola Orbis Holdings Inc	100	1,847
		3,612
Pharmaceuticals – 0.4%
Astellas Pharma Inc	100	1,548
AstraZeneca PLC	131	11,699
Aurora Cannabis Inc*	211	189
Bristol-Myers Squibb Co	339	18,896
Eli Lilly & Co	276	38,287
Merck KGaA	34	3,525
Mitsubishi Tanabe Pharma Corp	200	3,739
Novartis AG	244	20,174
Ono Pharmaceutical Co Ltd	100	2,302
Roche Holding AG	64	20,816
Sanofi	133	11,706
Santen Pharmaceutical Co Ltd	100	1,723
UCB SA	82	7,118

Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Vifor Pharma AG	172	$23,809
		165,531
Professional Services – 0.1%
Bureau Veritas SA	138	2,622
IHS Markit Ltd	304	18,240
SEEK Ltd	148	1,388
Wolters Kluwer NV	36	2,559
		24,809
Real Estate Management & Development – 0.1%
Aeon Mall Co Ltd	200	2,523
CK Asset Holdings Ltd	500	2,720
Deutsche Wohnen SE	25	955
Henderson Land Development Co Ltd	3,000	11,394
Hulic Co Ltd	300	3,046
New World Development Co Ltd	3,000	3,214
Swire Pacific Ltd	1,000	6,407
Swiss Prime Site AG (REG)	8	786
Vonovia SE	9	443
Wharf Holdings Ltd	3,000	5,301
		36,789
Road & Rail – 0.1%
Aurizon Holdings Ltd	1,802	4,667
CSX Corp	136	7,793
Hankyu Hanshin Holdings Inc	100	3,368
MTR Corp Ltd	1,500	7,724
Tokyu Corp	200	3,151
		26,703
Semiconductor & Semiconductor Equipment – 0.5%
Advanced Micro Devices Inc*	733	33,337
Applied Materials Inc	184	8,431
ASM Pacific Technology Ltd	100	933
ASML Holding NV	47	12,487
Infineon Technologies AG	269	4,028
Maxim Integrated Products Inc	78	3,792
Microchip Technology Inc	62	4,204
Micron Technology Inc*	170	7,150
NVIDIA Corp	45	11,862
NXP Semiconductors NV	12	995
STMicroelectronics NV	413	8,986
Xilinx Inc	1,984	154,633
		250,838
Software – 4.2%
Adobe Inc*	87	27,687
ANSYS Inc*	24	5,579
Cadence Design Systems Inc*	127	8,387
Citrix Systems Inc	271	38,360
Dassault Systemes SE	69	10,230
Fortinet Inc*	105	10,623
Microsoft Corp	7,747	1,221,779
NortonLifeLock Inc	957	17,905
Open Text Corp	956	33,434
Oracle Corp	274	13,242
Sage Group PLC	790	5,785
salesforce.com Inc*	93	13,390
Synopsys Inc*	39	5,023
Temenos AG (REG)*	110	14,430
Zoom Video Communications Inc*	3,430	501,192
		1,927,046
Specialty Retail – 2.2%
Advance Auto Parts Inc	54	5,039
AutoZone Inc*	34	28,764
CarMax Inc*	125	6,729
Gap Inc	506	3,562
Home Depot Inc	4,840	903,676
Kingfisher PLC	3,211	5,782
L Brands Inc	297	3,433
O'Reilly Automotive Inc*	14	4,215
Ross Stores Inc	166	14,437
TJX Cos Inc	111	5,307
Tractor Supply Co	349	29,508
Ulta Beauty Inc*	136	23,895
		1,034,347

Shares or Principal Amounts		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	7,142	$1,816,139
Brother Industries Ltd	100	1,529
FUJIFILM Holdings Corp	100	5,020
Hewlett Packard Enterprise Co	350	3,398
Konica Minolta Inc	100	406
NEC Corp	100	3,649
NetApp Inc	200	8,338
Ricoh Co Ltd	300	2,203
Seagate Technology PLC	106	5,173
Seiko Epson Corp	100	1,082
Western Digital Corp	10	416
		1,847,353
Textiles, Apparel & Luxury Goods – 2.2%
adidas AG	18	4,140
Burberry Group PLC	23	376
Capri Holdings Ltd*	287	3,097
Cie Financiere Richemont SA	31	1,700
EssilorLuxottica SA	34	3,667
Gildan Activewear Inc	33	421
Hanesbrands Inc	1,143	8,995
Hermes International	2	1,381
HUGO BOSS AG	61	1,569
Kering SA	9	4,695
Moncler SpA	43	1,569
NIKE Inc	11,419	944,808
Puma SE	37	2,210
PVH Corp	145	5,458
Ralph Lauren Corp	98	6,549
Swatch Group AG	4	800
Tapestry Inc	352	4,558
Under Armour Inc*	354	3,260
		999,253
Tobacco – 0.1%
Altria Group Inc	147	5,684
British American Tobacco PLC	5	171
Imperial Brands PLC	178	3,299
Japan Tobacco Inc	900	16,662
Philip Morris International Inc	286	20,867
Swedish Match AB	107	6,126
		52,809
Trading Companies & Distributors – 0%
Brenntag AG	15	567
Bunzl PLC	110	2,217
Sumitomo Corp	100	1,147
Toyota Tsusho Corp	100	2,355
WW Grainger Inc	51	12,673
		18,959
Transportation Infrastructure – 0%
Aena SME SA (144A)	18	1,964
Aeroports de Paris	13	1,248
Getlink SE	477	5,764
Sydney Airport	506	1,770
Transurban Group	385	2,831
		13,577
Water Utilities – 0%
American Water Works Co Inc	22	2,630
United Utilities Group PLC	360	4,019
		6,649
Wireless Telecommunication Services – 0.2%
1&1 Drillisch AG	61	1,296
KDDI Corp	100	2,956
NTT DOCOMO Inc	200	6,288
Rogers Communications Inc	239	9,977
Tele2 AB	75	1,009
T-Mobile US Inc*	797	66,868
Vodafone Group PLC	590	824
		89,218
Total Common Stocks (cost $16,477,155)		14,014,970
Preferred Stocks – 0%
Automobiles – 0%
Porsche Automobil Holding SE	21	907
Volkswagen AG	17	2,025
		2,932

Shares or Principal Amounts		Value
Preferred Stocks – (continued)
Chemicals – 0%
Fuchs Petrolub SE	138	$4,902
Total Preferred Stocks (cost $10,230)		7,834
Investment Companies – 45.2%
Exchange-Traded Funds (ETFs) – 45.2%
Invesco QQQ Trust Series 1#	13,142	2,502,237
iShares 20+ Year Treasury Bond	11,105	1,831,992
iShares 7-10 Year Treasury Bond#	3,885	471,950
iShares Agency Bond	3,842	463,192
iShares iBoxx $ Investment Grade Corporate Bond	5,362	662,261
Nomura - TOPIX	62,239	849,006
Vanguard FTSE All-World ex-US#	53,545	2,196,416
Vanguard Long-Term Corporate Bond	398	38,658
Vanguard Mortgage-Backed Securities	7,339	399,975
Vanguard S&P 500	39,796	9,424,489
Vanguard Total International Bond#	37,141	2,089,553
Total Investment Companies (cost $20,021,293)		20,929,729
Commercial Paper – 0.5%
Montana-Dakota Utilities Co, 0%, 4/6/20◊ (cost $249,941)	$250,000	249,885
Investments Purchased with Cash Collateral from Securities Lending – 10.5%
Investment Companies – 8.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	3,905,069	3,905,069
Time Deposits – 2.1%
Royal Bank of Canada, 0.0100%, 4/1/20	$976,267	976,267
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,881,336)		4,881,336
Total Investments (total cost $41,639,955) – 86.5%		40,083,754
Cash, Receivables and Other Assets, net of Liabilities – 13.5%		6,257,539
Net Assets – 100%		$46,341,293

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$37,206,634	92.8%
Japan	1,180,059	3.0
Canada	211,458	0.5
United Kingdom	189,733	0.5
France	180,292	0.5
Switzerland	177,339	0.4
Australia	171,969	0.4
Hong Kong	148,684	0.4
Germany	128,673	0.3
Spain	96,044	0.2
Finland	85,877	0.2
Italy	69,825	0.2
Sweden	53,640	0.1
Norway	45,097	0.1
Netherlands	44,779	0.1
Singapore	42,081	0.1
Belgium	23,326	0.1
Austria	20,269	0.1
Ireland	7,975	0.0

Total	$40,083,754	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investments Purchased with Cash Collateral from Securities Lending - 8.4%
Investment Companies - 8.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	$22,862∆	$-	$-	$3,905,069

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investments Purchased with Cash Collateral from Securities Lending - 8.4%
Investment Companies - 8.4%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	3,527,475	79,352,144	(78,974,550)	3,905,069

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar	5/14/20	(186,597)	$123,909	$9,159
British Pound	5/14/20	(146,000)	189,676	8,232
Canadian Dollar	5/14/20	(168,000)	127,118	7,653
Euro	5/14/20	(799,042)	871,406	(11,040)
Japanese Yen	5/14/20	(133,469,000)	1,199,302	(44,968)
Korean Won	5/14/20	(2,698,000)	2,236	14
Total				$(30,950)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	41	6/30/20	$5,686,188	$241,516	$(5,766)
Futures Sold:
CBOE VIX	5	4/15/20	(233,875)	(151,541)	15,000
Euro Stoxx 50	24	6/19/20	(726,920)	(78,346)	(8,733)
MSCI Emerging Markets	14	6/19/20	(590,030)	(17,080)	(5,250)
NASDAQ 100 E-mini	16	6/19/20	(2,491,600)	(15,685)	21,920
NIKKEI 225 mini	46	6/12/20	(809,525)	(12,910)	(5,134)
S&P 500 E-mini	70	6/19/20	(8,994,125)	(485,267)	145,250
Total - Futures Sold				(760,829)	163,053
Total				$(519,313)	$157,287

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 3,893,403
Futures contracts, purchased	10,014,378
Futures contracts, sold	8,854,932
Purchased options contracts, call	142,837
Purchased options contracts, put	4,061
Written options contracts, call	120,871
Written options contracts, put	998

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $21,621, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$21,829	$7,856	$-
Air Freight & Logistics	24,048	1,446	-
Airlines	18,238	2,572	-
Auto Components	5,564	13,553	-
Banks	23,397	153,766	-
Beverages	39,747	26,330	-
Biotechnology	120,853	26,322	-
Building Products	22,037	146	-
Capital Markets	85,371	66,644	-
Chemicals	59,606	107,135	-
Commercial Services & Supplies	16,435	9,629	-
Communications Equipment	17,663	23,516	-
Construction & Engineering	1,585	16,092	-
Construction Materials	15,270	23,235	-
Consumer Finance	1,239	5,693	-
Containers & Packaging	55,167	-	-
Distributors	16,654	-	-
Diversified Consumer Services	7,012	2,547	-
Diversified Financial Services	2,011	13,975	-
Diversified Telecommunication Services	79,947	63,816	-
Electric Utilities	50,081	59,075	-
Electrical Equipment	15,224	13,375	-
Electronic Equipment, Instruments & Components	93,799	22,793	-
Energy Equipment & Services	26,399	5,556	-
Entertainment	1,335,912	18,251	-

Equity Real Estate Investment Trusts (REITs)	62,935	57,399	-
Food & Staples Retailing	58,075	31,992	-
Food Products	147,701	42,359	-
Health Care Equipment & Supplies	153,827	47,739	-
Health Care Providers & Services	122,986	38,576	-
Health Care Technology	5,921	2,956	-
Hotels, Restaurants & Leisure	929,804	38,121	-
Household Durables	281,959	7,837	-
Household Products	138,773	17,772	-
Industrial Conglomerates	14,031	11,680	-
Information Technology Services	349,226	35,156	-
Insurance	166,615	122,756	-
Interactive Media & Services	555,704	1,028	-
Internet & Direct Marketing Retail	343,647	2,254	-
Leisure Products	33,199	2,915	-
Life Sciences Tools & Services	40,080	4,578	-
Machinery	38,041	29,771	-
Media	110,352	21,023	-
Metals & Mining	66,643	48,789	-
Multiline Retail	33,775	18,313	-
Multi-Utilities	42,144	7,371	-
Oil, Gas & Consumable Fuels	194,873	114,696	-
Personal Products	1,765	1,847	-
Pharmaceuticals	61,111	104,420	-
Professional Services	18,240	6,569	-
Road & Rail	7,793	18,910	-
Semiconductor & Semiconductor Equipment	224,404	26,434	-
Software	1,896,601	30,445	-
Specialty Retail	1,028,565	5,782	-
Technology Hardware, Storage & Peripherals	1,833,464	13,889	-
Textiles, Apparel & Luxury Goods	977,146	22,107	-
Tobacco	26,551	26,258	-
Trading Companies & Distributors	12,673	6,286	-
Water Utilities	2,630	4,019	-
Wireless Telecommunication Services	76,845	12,373	-
All Other	-	134,040	-
Preferred Stocks	-	7,834	-
Investment Companies	20,080,723	849,006	-
Commercial Paper	-	249,885	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,881,336	-
Total Investments in Securities	$32,293,910	$7,789,844	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	25,058	-
Variation Margin Receivable	182,170	-	-
Total Assets	$32,476,080	$7,814,902	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$56,008	$-
Variation Margin Payable	24,883	-	-
Total Liabilities	$24,883	$56,008	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.